Basis of preparation - Consolidated financial statements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Basis of preparation
Revenue	€ 185	€ 88	€ 111
Operating profit	(338)	(287)	66
Loss for the financial year	(428)	(449)	(169)
Net assets	895	1,029	981
Equity attributable to owners of the parent	895	987	913
Non-controlling interests	0	41	68
Gains (losses) on net monetary position	€ 77	€ 112	€ 360